[LOGO] US BANCORP
       Asset Management


J1012057                                                 CHRISTOPHER O. PETERSEN
800 Nicollet Mall, Suite 900                             Corporate Counsel
Minneapolis, Minnesota  55402-7020

Direct Dial: 612.303.1606
Facsimile:   612.303.1772
E-mail:      christopher.petersen@usbank.com




January 29, 2002

Securities and Exchange Commission
450 5th Street N.W.                                     VIA EDGAR FILING
Washington, D.C. 20549-0506                             ----------------

         RE: FIRST AMERICAN INVESTMENT FUNDS, INC.
             (FILE NOS. 033-16905 AND 811-05309)

Dear Sir or Madam:

         Pursuant to Rule 497(j), it is certified that that:

1. the form of Prospectus and Statement of Additional Information that would have been filed under paragraph Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment No. 59 filed January 28, 2002); and

2. the text of the most recent amendment to the registration statement has been filed electronically.

Very truly yours,


/s/ Christopher O. Petersen


Christopher O. Petersen
Assistant Secretary
Corporate Counsel